Expense Example {- Government Portfolio} - 03.31 FIMM Funds Select Combo PRO-10 - Government Portfolio - Select Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 24
3 years	78
5 years	138
10 years	$ 315